COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of September 30, 2024 and 2023:

	September 30,
	2024	2023
Right-of-use assets – non-current	¥11,726	¥11,589
Total operating lease assets	¥11,726	¥11,589

Operating lease liabilities – current	¥7,423	¥8,772
Operating lease liabilities – non-current	3,509	2,023
Total operating lease liabilities	¥10,932	¥10,795

SCHEDULE OF FUTURE MINIMUM PAYMENT UNDER NON CANCELABLE OPERATING LEASES

The table below shows the future minimum payments under non-cancelable operating leases as of September 30, 2024 (in thousands):

Years Ending September 30,	Operating Leases
2025	¥7,639
2026	3,607
2027	-
2028	-
2029	-
Thereafter	-
Total	11,246
Less: lease amount representing interest	(314)
Present value of lease liabilities	¥10,932